CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents are as follows:

	December 31,
(In millions EUR)	2020	2019	2018
Cash at bank and in hand	€1,867.3	€2,207.5	€1,457.9
Cash equivalents	1322.4	1356.1	2211.7
Total cash and cash equivalents	€3,189.7	€3,563.6	€3,669.6
US dollar	1,231.5	1,707.6	2,496.3
Euro	1,305.4	1,216.1	562.2
Chinese Yuan	299.9	140.4	18.6
Malaysian ringgit	93.2	150.3	187.7
Russian ruble	30.7	59.5	134.6
Pound sterling	43.0	52.6	58.1
Azerbaijani Manat	32.6	18.1	9.3
Japanese yen	28.8	48.6	38.1
Norwegian krone	15.0	28.0	23.8
Indian rupee	7.2	25.0	32.6
Other	102.4	117.4	108.3
Total cash and cash equivalents by currency	€3,189.7	€3,563.6	€3,669.6